united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23816

RM Opportunity Trust

(Exact name of registrant as specified in charter)

2245 Texas Drive, Suite 300, Sugar Land, TX 77479

(Address of principal executive offices) (Zip code)

Jonathan Burgess, Ultimus Fund Solutions

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-346-4151

Date of fiscal year end: 8/31

Date of reporting period: 8/31/23

Item 1. Reports to Stockholders.

Rocky Mountain

Private Wealth Management L.L.C.

RM Greyhawk Fund

HAWKX

A series of RM Opportunity Trust

Annual Report

August 31, 2023

RM Greyhawk Fund

Shareholder Letter (Unaudited)

To Our Shareholders:

We would like to share our report for the period from RM Greyhawk Fund’s (the “Fund”) commencement of operations on December 27, 2022, through August 31, 2023 (the “Period”). We are pleased with the performance of the Fund, which had a positive total return, during the Period.

Market Overview

In December 2022, both stock and bond markets were trending downward due to inflationary and recessionary concerns, along with the probability of future Federal Reserve interest rate hikes. This market activity was indicative of typical market behavior investors would expect at the end of an economic business cycle. However, beginning in January 2023, the trend reversed and equity markets started rising as long-term rates declined, which caught investors off guard. This trend did not last long. In fact, by February the direction shifted once again, and both equity and bond prices moved lower due to stubborn inflation data and concerns over rising interest rates. By the end of the second quarter of the Fund’s first fiscal year ended August 31, 2023, the uncertainty of the market became apparent.

The market activity during quarter three of the Fund’s first fiscal year was predominantly driven by the banking sector. In March, markets had to factor in the possibility of a new “Banking Crisis.” Silicon Valley Bank (SVB) failed, marking the third-largest bank failure in United States history and the largest since the 2007–2008 financial crisis. After the SVB failure, a variety of measures implemented by the Federal Reserve were successful in preventing these banking issues from spreading to other areas of our financial system. These actions by the Federal Reserve were enough to ignite a rally in the equity markets throughout the remainder of the quarter.

Quarter four of the Fund’s first fiscal year saw a continuation of the rally. Investors became increasingly optimistic that the Federal Reserve was approaching the end of their current rate hike cycle and even entertained the possibility of rate cuts in 2024. The equity markets concluded the quarter at their fiscal year peak.

17508914-UFD-10192023

Fund Performance

RM Greyhawk Fund returned 1.08% for its initial period of operations from December 27, 2022 through August 31, 2023 (the “Period”). This return slightly underperformed the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 1.32% over the Period.

During the Period, the Fund’s portfolio management team focused on managing risk and volatility in accordance with the Fund’s investment objective to seek an absolute total return with reduced exposure to market volatility relative to major equity market indices. The team actively searched for investment opportunities that displayed low volatility qualities. For most of the fiscal year, short-term treasuries provided the most suitable investment asset class to achieve this objective. During the beginning and end of the fiscal year, the fund invested in low-volatility fixed income bond funds with limited success.

While the Fund underperformed the benchmark in total return, the Fund was able to generate a positive absolute return with less volatility. This was due to the Fund investing primarily in treasuries during most of the reporting period.

Keep in mind, markets will continue to fluctuate based on geopolitical headlines and economic data. We encourage all investors to keep a long-term investment perspective.

We look forward to the months and years ahead. We are grateful for the trust you have placed with us and wish you all the best.

Respectfully,

Gabriel Gallegos

President

RM Opportunity Trust

Rocky Mountain Private Wealth Management, LLC

17508914-UFD-10192023

RM Greyhawk Fund

PORTFOLIO REVIEW (Unaudited)

August 31, 2023

The Fund’s performance figures(*) for the period ended August 31, 2023, as compared to its benchmark:

Since Inception***
RM Greyhawk Fund	1.08%
Bloomberg U.S. Aggregate Bond Index **	1.32%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Total returns would have been lower had the Adviser not waived its fees or reimbursed other expenses. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.41% per the December 20, 2022 prospectus. For performance information current to the most recent month-end, please call toll-free 1-833-907-0744.

**	The Bloomberg U.S. Aggregate Bond Index is a market capitalization-weighted index that is designed to measure the performance of the U.S. investment grade bond market with maturities of more than one year. Investors cannot invest directly in an Index.

***	Inception date was December 21, 2022. Start of performance was December 27, 2022.

Comparison of the Change in Value of a $10,000 Investment

Top Holdings	% of Net Assets
Short-Term Investments	84.3%
Open End Funds	15.5%
Other Assets in Excess of Liabilities	0.2%
100.0%

Please refer to the Schedule of Investments in this report for a detailed analysis of the Fund’s holdings.

RM GREYHAWK FUND
SCHEDULE OF INVESTMENTS
August 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 15.5%
	FIXED INCOME - 15.5%
6,474	Buffalo High Yield Fund, Institutional Class	$66,677
1,053,508	Franklin Floating Rate Daily Access Fund, Advisor Class	8,069,874
	TOTAL OPEN END FUNDS (Cost $8,093,727)	8,136,551

	SHORT-TERM INVESTMENTS — 84.3%
	MONEY MARKET FUNDS - 71.9%
37,666,552	Invesco Treasury Portfolio Institutional Class, 5.24% (Cost $37,666,552) (b)	37,666,552

Principal		Discount Rate
Amount ($)		(%)	Maturity
	U.S. TREASURY BILLS — 12.4%
6,500,000	United States Treasury Bill(Cost $6,481,522) (a)	5.0226	09/21/23	6,480,956

	TOTAL SHORT-TERM INVESTMENTS (Cost $44,148,074)			44,147,508

	TOTAL INVESTMENTS - 99.8% (Cost $52,241,801)			$52,284,059
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%			95,374
	NET ASSETS - 100.0%			$52,379,433

(a)	Zero coupon bond.

(b)	Rae disclosed is the seven day effective yield as of August 31, 2023.

See accompanying notes which are an integral part of these financial statements.

RM Greyhawk Fund
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2023

ASSETS
Investment securities:
At cost	$52,241,801
At fair value	$52,284,059
Dividend and interest receivable	170,568
Deferred Offering Cost	19,131
Prepaid expenses	29,827
TOTAL ASSETS	52,503,585

LIABILITIES
Investment advisory fees payable	78,468
Distribution (12b-1) fees payable	17,794
Accrued Offering Costs	10,289
Payable to Related Parties	2,923
Accrued expenses and Other Liabilities	14,678
TOTAL LIABILITIES	124,152
NET ASSETS	$52,379,433

Net Assets Consist Of:
Paid in capital	$51,865,735
Accumulated earnings	513,698
NET ASSETS	$52,379,433

Net Asset Value Per Share:
Shares:
Net Assets	$52,379,433
Shares of beneficial interest outstanding (a)	2,072,769

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$25.27

(a)	Unlimited number of shares of no par value beneficial interest authorized.

See accompanying notes which are an integral part of these financial statements.

RM Greyhawk Fund
STATEMENT OF OPERATIONS
For the Period Ended August 31, 2023 (a)

INVESTMENT INCOME
Interest	$1,341,713
Dividends	268,860
TOTAL INVESTMENT INCOME	1,610,573

EXPENSES
Investment advisory fees	464,056
Distribution (12b-1) and Shareholder Servicing fees	124,810
Administrative services fees	51,653
Professional fees	44,462
Offering costs	40,046
Trustees’ fees and expenses	34,007
Compliance officer fees	32,483
Printing and postage expenses	15,295
Transfer agent fees	14,617
Registration fees	12,072
Custody fees	4,706
Other expenses	1,284
TOTAL EXPENSES	839,491
Less: Expense voluntarily waived by the Adviser	(36,294)
NET EXPENSES	803,197

NET INVESTMENT INCOME	807,376

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments	(375,982)
Net change in unrealized appreciation on investments	42,258
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(333,724)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$473,652

(a)	Inception date was December 21, 2022. Start of performance was December 27, 2022.

See accompanying notes which are an integral part of these financial statements.

RM Greyhawk Fund
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
August 31, 2023 (a)
FROM OPERATIONS
Net investment income	$807,376
Net realized loss from investments	(375,982)
Net change in unrealized appreciation on investments	42,258
Net increase in net assets resulting from operations	473,652

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	52,654,976
Payments for shares redeemed	(849,195)
Net increase in net assets from shares of beneficial interest	51,805,781

TOTAL INCREASE IN NET ASSETS	52,279,433

NET ASSETS
Beginning of Period (b)	100,000
End of Period	$52,379,433

SHARE ACTIVITY
Shares Sold	2,102,545
Shares Redeemed	(33,776)
Net increase from share activity	2,068,769

(a)	Inception date was December 21, 2022. Start of performance was December 27, 2022.

(b)	The Adviser made the initial share purchase of $100,000 on 12/2/2022. The total initial share purchase of $100,000 included 4,000 shares purchased at $25 per share.

See accompanying notes which are an integral part of these financial statements.

RM Greyhawk Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Period Ended
	August 31,
	2023(a)

Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (b)	0.44
Net realized and unrealized loss on investments	(0.17)
Total from investment operations	0.27
Net asset value, end of period	$25.27
Total return (c)	1.08	% (e)
Net assets, end of period (000s)	$52,379
Ratio of gross expenses to average net assets (d,g)	2.71	% (f)
Ratio of net expenses to average net assets (g)	2.60	% (f)
Ratio of net investment income to average net assets (g,h)	2.61	% (f)
Portfolio Turnover Rate	949	% (e)

(a)	Inception date was December 21, 2022. Start of performance was December 27, 2022.

(b)	Per share amounts calculated using the average shares method.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions, if any, are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Not annualized

(f)	Annualized

(g)	Does not include expenses of the underlying investment companies in which the Fund invests.

(h)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes which are an integral part of these financial statements.

RM Greyhawk Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2023

1.	ORGANIZATION

RM Opportunity Trust (the “Trust”), is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized under the laws of the State of Delaware on March 16, 2022. The Trust currently offers shares of beneficial interest (“shares”) of one series: RM Greyhawk Fund (the “Fund”), a diversified portfolio with an investment objective to seek absolute total return with reduced exposure to market volatility relative to major equity market indices. The inception date of the Fund was December 21, 2022.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund operates as an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Fair Valuation Process – Fair value is defined as the value of a portfolio investment for which market quotations are not readily available. The Board has appointed the Adviser (defined in Note 5) as its designee (“Valuation Designee”) for all fair value determinations and responsibilities under Rule 2a-5. If a market quotation is not readily available for a Fund asset, the asset will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). Fair value pricing also is permitted if, in the opinion of the Adviser in its capacity as the Fund’s Valuation Designee, the market quotations appear to be unreliable or inaccurate based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurring after the close of a market but before the time as of which the Fund’s net asset value is to be calculated that may affect a security’s value, the Valuation Designee is aware of any other information that calls into question the reliability or accuracy of market quotations. The prices used by the Fund may differ from the value that would be realized if the securities were sold.

There is no single standard for determining the fair value of a security. Rather, the Valuation Designee’s fair value calculations involve significant professional judgment in the application of both observable and unobservable attributes, and as a result, the fair value determined for a security may differ from its actual realizable value or future fair value. As part of its due diligence, the Adviser will attempt to obtain current information on an ongoing basis from market sources or issuers to value all fair valued securities.

Valuation of Fund of Funds – The Fund may invest in open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies,

RM GREYHAWK FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2023

after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2023 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Open-End Funds	$8,136,551	$—	$—	$8,136,551
Short-Term Investments	37,666,552	6,480,956	—	44,147,508
Total	$45,803,103	$6,480,956	$—	$52,284,059

*	Refer to the Schedule of Investments for security classification.

The Fund did not hold any Level 3 securities during the period ended August 31, 2023.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

RM GREYHAWK FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2023

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes tax benefits only for tax positions where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2023 tax return. The Fund identifies its major tax jurisdictions as U.S. and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Offering Costs – Offering costs include legal fees pertaining to shares offered for sale by the Fund, State registration fees and cost of printing prospectuses that are incurred by the Fund and are treated as deferred charges until operations commence and were amortized into expense over a 12-month period using the straight line method.

3.	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities expose it to various risks, some of which are discussed below.

Limited History of Operations Risk: The Fund is a new fund with a limited history of operations for investors to evaluate.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Government Securities Risk: It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. The ability of foreign governments to repay their obligations is adversely impacted by default, insolvency, bankruptcy or by political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, social instability and the impact of these events and circumstances on a country’s economy and its government’s revenues.

4.	INVESTMENT TRANSACTIONS

For the period ended August 31, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short- term investments and U.S. Government securities, amounted to the following:

Purchases	Sales
$41,938,208	$33,468,966

RM GREYHAWK FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2023

5.	INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH RELATED PARTIES, AND OTHER FEES

Rocky Mountain Private Wealth Management, LLC, serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an advisory agreement with the Trust, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by third-party service providers. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.50% of the Fund’s average daily net assets. During the period ended August 31, 2023, the Adviser earned $464,056.

The Adviser voluntarily reduced its fees and/or waived expenses until the Fund’s assets reached $25 Million. For the period ended August 31, 2023 the Adviser waived $36,294 in advisory fees which is not recapturable.

Spectrum Asset Management, Inc. (the “Sub-Adviser”), serves as investment sub-adviser to the Fund. Subject to the authority and oversight of the Board and the Adviser, the Sub-Adviser is responsible for providing the Adviser and the Fund with investment research, investment analysis, portfolio construction, and trade execution. Pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser is entitled to receive from the Adviser (not from the Fund), on a monthly basis, an annual sub-advisory fee equal to 0.40% of the Fund’s average daily net assets that the Sub- Adviser manages.

Ultimus Fund Distributors, LLC (the “Distributor”) acts as the Fund’s distributor and principal underwriter in a continuous public offering of Fund shares. During the period ended August 31, 2023, the Distributor received $0 in underwriting commissions.

The Trust, with respect to the Fund, has adopted the Trust’s Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 of the 1940 Act, which allows the Fund to pay the Distributor an annual fee for distribution and shareholder servicing expenses up to 0.40% of the Fund’s average daily net assets. During the period ended August 31, 2023, pursuant to the plan the Fund paid $124,810 in 12b-1 and Shareholder Servicing fees.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”): UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

Northern Lights Compliance Services, LLC (“NLCS”): NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”): Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation/
Tax Cost	Appreciation	Depreciation	Depreciation
$52,242,448	$42,177	$(566)	$41,611

RM GREYHAWK FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2023

7.	TAX COMPONENTS OF CAPITAL

As of August 31, 2023, components of accumulated earnings on a tax basis were as follows:

Undistributed	Undistributed	Post October	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	Loss and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings
$847,422	$—	$—	$(375,335)	$—	$41,611	$513,698

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to wash sales.

At August 31, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term
Non-Expiring	Non-Expiring	Total
$375,335	$—	$375,335

During the fiscal period ended August 31, 2023, the Fund had permanent book and tax differences, attributable to the book/tax basis treatment of offering costs resulted in reclassifications for the Funds for the period ended August 31, 2023 as follows:

Paid	Accumulated
Capital	Earnings
$(40,046)	$40,046

8.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund invests in Underlying Funds which are subject to specific risks depending on the nature of the Underlying Fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, and high yield risk. Investors in the Fund will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the Fund’s direct fees and expenses. Such investments would subject the Fund to similar risks.

The performance of the Fund will be directly affected by the performance of the Invesco Treasury Portfolio Institutional Class (the “Security”). The financial statements of the Security, including the schedule of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of August 31, 2023, the percentage of net assets of the Fund invested in the Security was 71.9%.

9.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of August 31, 2023, National Financial Services, LLC was the record owner of 100% of the Fund’s outstanding shares. National Financial Services, LLC may be the beneficial owner of some or all the shares or may hold the shares for the benefit of others. As a result, National Financial Services, LLC may be deemed to control the Fund.

RM GREYHAWK FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2023

10.	REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in the streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of RM Greyhawk Fund and
Board of Trustees of RM Opportunity Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of RM Greyhawk Fund (the “Fund”), a series of RM Opportunity Trust, as of August 31, 2023, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period December 27, 2022 (commencement of operations) through August 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2023, the results of its operations, the changes in net assets, and the financial highlights for the period December 27, 2022 through August 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

October 27, 2023

RM Greyhawk Fund
Change in Independent Registered Public Accounting Firm (Unaudited)
August 31, 2023

On March 13, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of RM Greyhawk Fund (the “Fund”). The Audit Committee of the Board of Trustees approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Fund as of and for the one day period ended December 2, 2022 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties, audit scope or accounting principles. During the interim period ended March 13, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On April 14, 2023, the Audit Committee of the Board of Trustees also recommended and approved the appointment of Cohen as the Fund’s independent registered public accounting firm for the fiscal period ending August 31, 2023.

During the interim period ending April 14, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

RM Greyhawk Fund
EXPENSE EXAMPLES (Unaudited)
August 31, 2023

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2023 to August 31, 2023 (the ’‘period’’).

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	3/1/23	8/31/23	3/1/23-8/31/23*	3/1/23-8/31/23
	$1,000.00	$1,008.40	$13.36	2.64%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	3/1/23	8/31/23	3/1/23-8/31/23*	3/1/23-8/31/23
	$1,000.00	$1,011.90	$13.39	2.64%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

RM Greyhawk Fund
Trustee Table (Unaudited)
August 31, 2023

RMOT Trustee and Officer Tables

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name, Address(1) and Year of Birth	Position(s) Held with the Trust	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held by Trustee During Past Five Years
Hope Nawada Born: 1974	Trustee	Indefinite, since September 2022	Vice President, Solution Consulting, Vitech Systems Group, Inc. (an investment software provider for insurance and retirement plans) (April 2003 – present).	1	None
Julie ONeal Born: 1962	Trustee	Indefinite, since September 2022	Retired (May 2022 – present); Vice President of Customer Success, Edvenswa Tech (Tech Consulting) (October 2021 – April 2022); Vice President of Operations, ALPS Alternative Investment Services (fund administration) (January 1989 – June 2018).	1	None
Brett Dolan Born: 1973	Trustee	Indefinite, since September 2022	Director, Human Resources, Goodfellow Bros., LLC (civil construction company) (June 2019 – present); Director, Human Resources, PCL Construction Enterprises, Inc. (general contractor, construction) (February 2001 – October 2018).	1	None
Meechel Munger Born: 1972	Trustee	Indefinite, since September 2022	Controller, Aduro Advisors LLC (venture capital fund accounting firm) (March 2022 – present); Senior Accountant, Unico Properties LLC (fund accounting firm) (July 2021 – February 2022); Accountant, ALPS Fund Services (November 2003 – June 2021).	1	None

(1)	Unless otherwise specified, the mailing address of each Trustee is c/o RM Opportunity Trust, 2245 Texas Dr., Suite 300 Sugar Land, TX 77479.

(2)	The “Fund Complex” consists of the series of the Trust.

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-833-907-0744.

RM Greyhawk Fund
Trustee Table (Continued)
August 31, 2023

The following table provides information regarding each Trustee and officer who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address(1) and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee During Past Five Years
Gabriel Gallegos Born: 1976	Trustee, Chairperson, President	Indefinite, since March 2022	President and Portfolio Manager, Rocky Mountain Private Wealth Management, LLC (since January 2008).	1	None
Taylor Gallegos Born: 1975	Trustee, Treasurer	Indefinite, since September 2022	Vice President and Controller, Rocky Mountain Private Wealth Management, LLC (since January 2008).	1	None
Andrew Parmet Born: 1985	Trustee, Secretary	Indefinite, since September 2022	Trader/Portfolio Manager, Rocky Mountain Private Wealth Management, LLC (January 2020 – present); Trader, Meridian Equity Partners (April 2017 – December 2019).	1	None
Shealyn Sullivan Born: 1969	Chief Compliance Officer	Indefinite, since September 2022	Managing Member, LiftBridge Consulting, LLC (March 2023 – present); Compliance Consultant, Northern Lights Compliance Services, LLC (October 2021 – present); Partner, Barrington Partners, LLC (2016 – present).	N/A	N/A
Deryk Jones Born: 1988	Anti-Money Laundering Compliance Officer	Indefinite, since July 2023	Compliance Analyst, Northern Lights Compliance Services, LLC (March 2018 – present).	N/A	N/A

(1)	Unless otherwise specified, the mailing address of each Trustee and officer is c/o RM Opportunity Trust, 2245 Texas Dr., Suite 300 Sugar Land, TX 77479.

(2)	The “Fund Complex” consists of the series of the Trust.

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-833-907-0744.

PRIVACY NOTICE

October 2022

FACTS	WHAT DOES RM OPPORTUNITY TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefullyto understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Assets ● Retirement Assets ● Transaction History ● Checking Account Information	● Purchase History ● Account Balances ● Account Transactions ● Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons RM OpportunityTrust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketingwith other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Who we are
Who is providing this notice?	RM Opportunity Trust

What we do
How does RM Opportunity Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does RM Opportunity Trust collect my personal information?

We collect your personal information, for example, when you

●     Open an account

●     Provide account information

●     Give us your contact information

●     Make deposits or withdrawals from your account

●     Make a wire transfer

●     Tell us where to send the money

●     Tells us who receives the money

●     Show your government-issued ID

●     Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●      Sharing for affiliates’ everyday business purposes – information about your creditworthiness

●      Affiliates from using your information to market to you

●      Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● RM Opportunity Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ● RM Opportunity Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● RM Opportunity Trust doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-833-907-0744 or by referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-833-907-0744.

Investment Adviser
Rocky Mountain Private Wealth Management, LLC
2245 Texas Dr., Suite 300
Sugar Land, TX 77479

Investment Sub-Adviser
Spectrum Asset Management, Inc
2 High Ridge Park
Stamford, CT 06905

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

RMGreyhawk-AR23

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Lisa Meechel Munger is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Lisa Meechel Munger is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2023 - $10,400

(b)	Audit-Related Fees

2023 - None

(c)	Tax Fees

2023 - $3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2023 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

(h)	Not applicable.
(i) (j)	Not applicable. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(4) Change in registrant’s independent public accountant is filed herewith.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RM Opportunity Trust

By (Signature and Title)

/s/ Gabriel Gallegos

Gabriel Gallegos, Principal Executive Officer/President

Date 11/7/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Gabriel Gallegos

Gabriel Gallegos, Principal Executive Officer/President

Date 11/7/23

By (Signature and Title)

/s/ Taylor Gallegos

Taylor Gallegos, Principal Financial Officer/Treasurer

Date 11/7/23

CERTIFICATIONS

I, Gabriel Gallegos, certify that:

1.       I have reviewed this report on Form N-CSR of RM Opportunity Trust;

2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.       Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.       The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)       designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)       designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)       evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)       disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.       The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)       all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)       any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: 11/7/23 /s/ Gabriel Gallegos

Gabriel Gallegos

Principal Executive Officer/President

I, Taylor Gallegos, certify that:

1.       I have reviewed this report on Form N-CSR of RM Opportunity Trust;

2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.       Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.       The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)       designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)       designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)       evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)       disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.       The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)       all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)       any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: 11/7/23 /s/ Taylor Gallegos

Taylor Gallegos

Principal Financial Officer/Treasurer

certification

Gabriel Gallegos, Principal Executive Officer/President, and Taylor Gallegos, Principal Financial Officer/Treasurer of RM Opportunity Trust (the “Registrant”), each certify to the best of his knowledge that:

1.       The Registrant’s periodic report on Form N-CSR for the period ended August 31, 2023 (the “Form N-CSR”) fully complies with the requirements of Sections 15(d) of the Securities Exchange Act of 1934, as amended; and

2.       The information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

Principal Executive Officer/President Principal Financial Officer/Treasurer

RM Opportunity Trust RM Opportunity Trust

/s/ Gabriel Gallegos /s/ Taylor Gallegos

Gabriel Gallegos Taylor Gallegos

Date: 11/7/23 Date: 11/7/23

A signed original of this written statement required by Section 906 of the Sarbanes-Oxley Act of 2002 has been provided to the RM Opportunity Trust and will be retained by the RM Opportunity Trust and furnished to the Securities and Exchange Commission (the “Commission”) or its staff upon request.

This certification is being furnished to the Commission solely pursuant to 18 U.S.C. § 1350 and is not being filed as part of the Form N-CSR filed with the Commission.